FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Company's Financial Assets
The Company’s financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of June 30, 2018 and December 31, 2017:

	US Dollars
	June 30, 2018
(in thousands)	Level 1	Level 2	Level 3

Trading securities	1,319	-	-
Derivatives designated as hedging instruments	-	845	-
Total	1,319	845	-

	US Dollars
	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3

Trading securities	3,559	-	-
Derivatives designated as hedging instruments	-	(580)	-
Total	3,559	(580)	-